SIGNIFICANT ACCOUNTING POLICIES - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in extended warranty liability
Current portion	$ 11,552	$ 11,035
Noncurrent portion	3,746	3,600
Extended Warranty Liability (Deferred Income)
Movement in extended warranty liability
Beginning Balance	531	538
Revenue deferred for new extended warranty contracts	267	263
Amortization of deferred revenue	(260)	(267)
Other	28	(4)
Ending Balance	566	531
Current portion	277	264
Noncurrent portion	$ 289	$ 267